Carbon Collective Climate Solutions U.S. Equity ETF

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited)

		Shares	Value
Common Stocks - 97.4%
Aerospace & Defense - 0.3%
Archer Aviation, Inc. - Class A (1)		1,900	5,415
Joby Aviation, Inc. (1)		4,769	22,987
			28,402
Agriculture - 0.1%
Benson Hill, Inc. (1)		1,520	5,153

Auto Manufacturers - 13.0%
Arcimoto, Inc. (1)		285	210
Arrival SA (1)		4,902	3,792
AYRO, Inc. (1)		266	163
Canoo, Inc. (1)		2,280	3,124
Cenntro Electric Group Ltd. (1)		2,109	2,151
Fisker, Inc. - Class A (1)		2,280	18,582
GreenPower Motor Co., Inc. (1)		228	584
Hyzon Motors, Inc. (1)		1,938	3,702
Kandi Technologies Group, Inc. (1)		570	1,647
Li Auto, Inc. - Class A (1)		7,847	106,876
Lightning eMotors, Inc. (1)		608	936
The Lion Electric Co. (1)		1,482	4,490
Lucid Group, Inc. (1)		12,730	181,912
Mullen Automotive, Inc. (1)		4,085	1,946
Nikola Corp. (1)		3,463	13,125
NIO, Inc. - Class C (1)		12,844	124,202
Proterra, Inc. (1)		1,729	10,789
Rivian Automotive, Inc. - Class A (1)		7,163	250,490
Sono Group NV (1)		608	833
Tesla, Inc. (1)		1,539	350,184
XL Fleet Corp. (1)		1,140	901
XPeng, Inc. - ADR (1)		6,384	42,262
			1,122,901
Auto Parts & Equipment - 0.7%
Ads-Tec Energy PLC (1)		342	1,932
CBAK Energy Technology, Inc. (1)		665	792
Microvast Holdings, Inc. (1)		2,280	5,586
QuantumScape Corp. - Class A (1)		3,382	28,172
SES AI Corp. - Class A (1)		2,489	14,959
Solid Power, Inc. (1)		1,330	7,461
			58,902
Beverages - 0.1%
Oatly Group AB (1)		4,389	9,656

Biotechnology - 0.1%
GreenLight Biosciences Holdings PBC (1)		855	1,522
JanOne, Inc. (1)		19	43
Veru, Inc. (1)		627	7,674
Yield10 Bioscience, Inc. (1)		38	114
			9,353
Building Materials - 7.9%
AAON, Inc.		399	25,732
Apogee Enterprises, Inc.		152	6,974
Carrier Global Corp.		6,593	262,138
Crown ElectroKinetics Corp. (1)		114	29
Energy Focus, Inc. (1)		57	23
Johnson Controls International PLC		5,301	306,610
Lennox International, Inc.		266	62,130
LSI Industries, Inc.		209	1,605
PGT Innovations, Inc. (1)		437	9,312
Research Frontiers, Inc. (1)		209	510
Reto Eco-solutions, Inc. (1)		266	146
Tecnoglass, Inc.		361	7,411
			682,620
Chemicals - 0.4%
AgroFresh Solutions, Inc. (1)		309	841
Danimer Scientific, Inc. (1)		779	2,041
Daqo New Energy Corp. (1)		570	25,074
Origin Materials, Inc. (1)		1,102	6,259
Save Foods, Inc. (1)		19	34
			34,249
Commercial Services - 1.8%
Bird Global, Inc. - Class A (1)		1,976	858
Helbiz, Inc. - Class A (1)		380	111
Quanta Services, Inc.		1,064	151,131
Willdan Group, Inc. (1)		95	1,313
			153,413
Distribution & Wholesale - 1.8%
Hudson Technologies, Inc. (1)		304	2,800
IAA, Inc. (1)		1,007	38,195
Ideanomics, Inc. (1)		3,686	1,124
LKQ Corp.		1,976	109,945
			152,064
Diversified Financial Services - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		646	17,558

Electric - 25.1%
Algonquin Power & Utilities Corp.		6,897	76,281
Altus Power, Inc. - Class A (1)		1,178	11,733
Ameresco, Inc. - Class A (1)		380	22,982
Atlantica Sustainable Infrastructure PLC		836	23,166
Avangrid, Inc.		2,869	116,711
Brookfield Renewable Corp. - Class A		1,273	39,501
Clearway Energy, Inc. - Class A		1,596	51,599
Consolidated Edison, Inc.		2,641	232,302
Enel Chile SA		10,906	18,431
Eversource Energy		2,565	195,658
Exelon Corp.		7,410	285,952
FTC Solar, Inc. (1)		760	1,573
NextEra Energy, Inc.		5,472	424,080
Ormat Technologies, Inc.		399	36,090
PG&E Corp. (1)		17,936	267,784
ReNew Energy Global PLC - Class A (1)		2,090	12,143
Sempra Energy		2,318	349,879
			2,165,865
Electrical Components & Equipment - 6.4%
ABB Ltd.		15,257	424,755
Acuity Brands, Inc. 1.500% ,		247	45,342
American Superconductor Corp. (1)		190	859
Blink Charging Co. (1)		399	5,905
ChargePoint Holdings, Inc. - Class A (1)		2,717	37,984
ESS Tech, Inc. - Class A (1)		1,102	4,661
Nuvve Holding Corp. (1)		171	174
Orion Energy Systems, Inc. (1)		228	388
Universal Display Corp.		342	32,565
			552,633
Electronics - 0.5%
Badger Meter, Inc.		209	23,508
Itron, Inc. (1)		323	15,791
KULR Technology Group, Inc. (1)		836	1,714
SemiLEDs Corp/Taiwan (1)		19	49
			41,062
Energy - Alternate Sources - 10.6%
Advent Technologies Holdings, Inc. (1)		342	773
Archaea Energy, Inc. - Class A (1)		893	23,048
Array Technologies, Inc. (1)		1,121	20,290
Azure Power Global Ltd. (1)		418	2,420
Ballard Power Systems, Inc. (1)		2,280	12,928
Beam Global (1)		57	715
Broadwind, Inc. (1)		152	268
Canadian Solar, Inc. (1)		475	16,102
Eco Wave Power Global AB (1)		19	79
Energy Vault Holdings, Inc. (1)		988	3,181
Enphase Energy, Inc. (1)		988	303,316
Eos Energy Enterprises, Inc. (1)		285	442
First Solar, Inc. (1)		779	113,399
Fluence Energy, Inc. - Class A (1)		1,349	20,141
Flux Power Holdings, Inc. (1)		114	420
FREYR Battery SA (1)		912	12,139
Fusion Fuel Green PLC (1)		76	295
FutureFuel Corp.		304	2,079
Heliogen, Inc. (1)		1,387	2,497
iSun, Inc. (1)		95	205
JinkoSolar Holding Co. Ltd. (1)		380	18,042
Maxeon Solar Technologies Ltd. (1)		304	5,253
Montauk Renewables, Inc. (1)		1,102	16,497
NextEra Energy Partners L.P.		627	46,442
Plug Power, Inc. (1)		4,484	71,654
ReneSola Ltd. (1)		513	2,319
Shoals Technologies Group, Inc. (1)		1,254	28,980
SolarEdge Technologies, Inc. (1)		418	96,153
SPI Energy Co. Ltd. (1)		209	307
Stem, Inc. (1)		1,178	16,021
Sunnova Energy International, Inc. (1)		855	15,852
SunPower Corp. (1)		1,292	23,889
Sunrun, Inc. (1)		1,577	35,498
Sunworks, Inc. (1)		247	558
TPI Composites, Inc. (1)		266	2,649
VivoPower International PLC (1)		152	80
			914,931
Engineering & Construction - 0.9%
Comfort Systems USA, Inc.		247	30,450
MasTec, Inc. (1)		14	1,079
Orbital Infrastructure Group, Inc. (1)		893	356
TopBuild Corp. (1)		247	42,025
			73,910
Environmental Control - 9.6%
Aqua Metals, Inc. (1)		551	460
Centrus Energy Corp. - Class A (1)		95	4,495
Denison Mines Corp. (1)		8,493	10,786
GFL Environmental, Inc.		3,420	92,306
Harsco Corp. (1)		608	3,216
Li-Cycle Holdings Corp. (1)		1,349	8,040
Lightbridge Corp. (1)		76	395
Perma-Fix Environmental Services, Inc. (1)		76	316
PureCycle Technologies, Inc. (1)		1,197	9,899
PyroGenesis Canada, Inc. (1)		1,767	1,502
Quest Resource Holding Corp. (1)		133	1,179
Renovare Environmental, Inc. (1)		228	0
Waste Connections, Inc.		1,919	253,135
Waste Management, Inc.		2,793	442,328
			828,057
Food - 0.2%
Beyond Meat, Inc. (1)		494	7,756
Laird Superfood, Inc. (1)		57	120
Steakholder Foods Ltd. (1)		95	220
SunOpta, Inc. (1)		836	9,388
The Hain Celestial Group, Inc. (1)		665	12,442
			29,926
Home Builders - 0.2%
Installed Building Products, Inc.		209	17,974

Household Products & Wares - 0.1%
Quanex Building Products Corp.		247	5,473

Iron & Steel - 5.0%
Commercial Metals Co.		893	40,632
Nucor Corp.		1,957	257,111
Schnitzer Steel Industries, Inc. - Class A		190	5,128
Steel Dynamics, Inc.		1,368	128,660
			431,531
Leisure Time - 0.0% (2)
Ezgo Technologies Ltd. (1)		171	67
Niu Technologies - Class A (1)		570	1,493
Volcon, Inc. (1)		171	251
			1,811
Machinery - Construction & Mining - 0.1%
Wallbox NV (1)		1,140	7,980

Machinery - Diversified - 0.9%
Accelleron Industries AG (1)		761	12,861
CSW Industrials, Inc.		114	14,697
GrafTech International Ltd.		1,957	9,961
Watts Water Technologies, Inc. - Class A		247	36,151
			73,670
Metal Fabricate & Hardware - 0.6%
Valmont Industries, Inc.		171	54,587

Mining - 1.8%
Cameco Corp.		3,116	73,911
Livent Corp. (1)		1,330	41,988
NexGen Energy Ltd. (1)		4,883	20,313
TMC the metals Co., Inc. (1)		1,406	1,322
Uranium Energy Corp. (1)		2,546	10,719
Ur-Energy, Inc. (1)		2,185	2,819
Westwater Resources, Inc. (1)		361	408
			151,480
Miscellaneous Manufacturers - 5.3%
Eaton Corp. PLC		3,021	453,361
Loop Industries, Inc. (1)		304	903
			454,264
Pharmaceuticals - 0.0% (2)
Agile Therapeutics, Inc. (1)		1,596	445
Evofem Biosciences, Inc. (1)		741	81
			526
Retail - 0.4%
ATRenew, Inc. - Class A (1)		1,634	2,696
Beacon Roofing Supply, Inc. (1)		475	26,766
EVgo, Inc. - Class A (1)		2,204	16,332
Jiuzi Holdings, Inc. (1)		152	42
Volta, Inc. (1)		1,292	1,434
			47,270
Software - 3.2%
8x8, Inc. (1)		969	4,099
DocuSign, Inc. (1)		1,596	77,087
Faraday Future Intelligent Electric, Inc. - Class A (1)		2,679	1,447
Freight Technologies, Inc. (1)		57	24
Kaltura, Inc. (1)		988	1,847
Zoom Video Communications, Inc. - Class A (1)		2,261	188,658
			273,162
Telecommunications - 0.1%
AudioCodes Ltd.		228	4,594
ClearOne, Inc. (1)		171	93
Oblong, Inc. (1)		228	73
Preformed Line Products Co.		19	1,508
			6,268
Total Common Stock
(Cost $8,545,042)			8,406,651

Preferred Stocks - 2.4%
Electric - 2.4%
Cia Energetica de Minas Gerais - ADR		95,627	209,423
Total Preferred Stocks
(Cost $209,675)			209,423

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 2.924% (2)		19,460	19,460
Total Short-Term Investments
(Cost $19,460)			19,460

Total Investments in Securities - 100.0%
(Cost $8,774,177)			8,635,534
Other Assets in Excess of Liabilities - 0.0% (2)			1,813
Total Net Assets - 100.0%			$8,637,347

ADR	American Depositary Receipt.
(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of October 31, 2022.

Summary of Fair Value Exposure at October 31, 2022 (Unaudited)

The Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$8,406,651	$-	$-	$8,406,651
Preferred Stocks (1)	209,423	-	-	209,423
Short-Term Investments	19,460	-	-	19,460
Total Investments in Securities	$8,635,534	$-	$-	$8,635,534

(1) See Schedule of Investments for the industry breakout.